Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Diluted loss per share considers the impact of potentially dilutive securities. We identified financial instruments that qualify as potential Ordinary Shares: (i) the share-based options awards described in Note 12 (Stock-based Compensation), (ii) the warrants described in Note 5 (Warrant Liabilities), (iii) the earnout liabilities described in Note 6 (Earnout Liabilities), and the convertible debt described in Note 14 (Secured Convertible Notes). Each of these potential Ordinary Shares are antidilutive for both periods since their conversion to Ordinary Shares would decrease loss per share from continuing operations.
Basic and diluted net loss per share attributable to holders of Ordinary Shares is calculated as follows:

	Six Months Ended June 30,
	2024	2023
Net loss attributable to holders of Ordinary Shares	$(33,279)	$(29,851)
Basic weighted-average Ordinary Shares outstanding	90,504,845	89,326,172
Basic net loss per share for the period attributable to holders of Ordinary Shares	$(0.37)	$(0.33)

Effect of dilutive securities:
Dilutive numerator	$(33,279)	$(29,851)
Diluted weighted-average Ordinary Shares outstanding	90,504,845	89,326,172
Diluted net loss per share for the period attributable to holders of Ordinary Shares	$(0.37)	$(0.33)